Artisan International Small-Mid Fund Performance Management - Artisan International Small-Mid Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.Effective 4 December 2018, the Fund’s principal investment strategies changed to reflect, among other things, greater flexibility to invest in small- and medium-sized companies. The Fund’s performance prior to 4 December 2018 would have been different if the Fund were managed using the current investment strategies.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Additional Market Index [Text]	The following table shows the average annual total returns (before and after taxes) and the change in value of four broad-based market indices over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Bar Chart [Heading]	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.Highest Quarter26.84June 30, 2020Lowest Quarter-21.42March 31, 2020
Performance Table Heading	Average Annual Total Returns—(For Periods Ended 31 December 2025)
Performance Table Narrative	The following table shows the average annual total returns (before and after taxes) and the change in value of four broad-based market indices over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The "Return after taxes on distributions and sale of Fund shares" for the one-year period ended 31 December 2025 is greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable gains.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2025 (%)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	The "Return after taxes on distributions and sale of Fund shares" for the one-year period ended 31 December 2025 is greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable gains.
Performance Table Footnotes	Investor1-Year5-Year10-YearSince InceptionInception DateReturn before taxes18.22%0.63%6.09%9.96%December 21, 2001Return after taxes on distributions16.74%0.20%4.15%8.40%Return after taxes on distributions and sale of Fund shares11.85%0.48%4.21%8.15%MSCI ACWI ex USA SMID Index (reflects no deduction for fees, expenses or taxes)30.74%6.80%7.87%8.68%MSCI EAFE Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)26.15%2.09%6.70%8.33%MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)32.39%7.91%8.41%7.09%AdvisorReturn before taxes18.46%0.80%N/A8.60%December 04, 2018MSCI ACWI ex USA SMID Index (reflects no deduction for fees, expenses or taxes)30.74%6.80%N/A8.68%MSCI EAFE Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)26.15%2.09%N/A6.99%MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)32.39%7.91%N/A9.19%InstitutionalReturn before taxes18.56%0.88%N/A7.26%April 12, 2016MSCI ACWI ex USA SMID Index (reflects no deduction for fees, expenses or taxes)30.74%6.80%N/A8.02%MSCI EAFE Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)26.15%2.09%N/A7.07%MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)32.39%7.91%N/A8.78%
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.
Performance Table Closing [Text Block]	Updated performance information, including current NAV per share, may be obtained by calling 800.344.1770 or visiting www.artisanpartners.com.
Performance Availability Website Address [Text]	www.artisanpartners.com
Performance Availability Phone [Text]	800.344.1770
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	26.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020